Long-term Debt - Term Bank Loans and Credit Facilities (Details) - USD ($) $ in Thousands	8 Months Ended	10 Months Ended	11 Months Ended			12 Months Ended
	Sep. 09, 2016	Nov. 07, 2016	Nov. 30, 2016	Nov. 18, 2016	Nov. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2016	Sep. 21, 2016	Mar. 31, 2016	Mar. 24, 2016
Debt Instrument [Line Items]
Maturity Date						Mar. 31, 2020
Payment terms						quarterly installments
Amount used for repayment of debt						$ 119,758	$ 782,366	$ 2,008,826
Aggregate available unused amount						$ 0	$ 0
Variable rate basis						LIBOR
Weighted Average Interest Rate						3.15%	4.98%	6.60%
Interest expense and debt amortization cost						$ 8,299	$ 177,537	$ 367,996
Outstanding balance						16,935	218,185
Gain on debt restructuring						10,477	0	$ 0
Loan agreements reclassified as current						$ 14,935	218,185
Rangiroa, Negonego and Fakarava
Debt Instrument [Line Items]
Disposal Date						Mar. 31, 2016
Debt assumed											$ 87,070	$ 102,070
Coronado Panamax vessel
Debt Instrument [Line Items]
Disposal Date						Sep. 09, 2016
Oregon Panamax vessel
Debt Instrument [Line Items]
Disposal Date						Sep. 21, 2016
Debt assumed										$ 12,500
Amalfi, Galveston and Samatan
Debt Instrument [Line Items]
Debt assumed									$ 73,620
Ocean Crystal Panamax vessel
Debt Instrument [Line Items]
Disposal Date						Nov. 07, 2016
Sonoma Panamax vessel
Debt Instrument [Line Items]
Disposal Date						Nov. 15, 2016
Amalfi and Samatan Panamax vessels
Debt Instrument [Line Items]
Disposal Date						Oct. 31, 2016
Secured Credit Facility at March 31, 2006
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						$ 753,637
Amount used for repayment of debt	$ 4,250	$ 3,720			$ 3,950	11,920
Outstanding balance						0	101,572
Secured Credit Facility at June 20, 2008
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						103,200
Amount used for repayment of debt				$ 8,200
Outstanding balance						$ 2,000	$ 18,250
Gain on debt restructuring				$ 8,366
Two Syndicated Loans | Sifnos Shareholders Inc.
Debt Instrument [Line Items]
Outstanding balance			$ 85,066
Write off of debt			$ 1,825